Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and central bank balances	€ 140,841	€ 176,661
Financial assets available for sale	0	28,441
Investments in associates	288	290
Total assets	1,129,187	1,244,828
Liabilities and equity [Abstract]
Long-term debt	134,872	144,998
Total liabilities	1,064,808	1,183,113
Total shareholders equity	59,704	57,039
Additional equity components	4,675	4,675
Total equity	64,379	61,715
Total liabilities and equity	1,129,187	1,244,828
Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	19,543	27,110
Central bank funds sold and securities purchased under resale agreements	1,135	4,170
Financial assets at fair value through profit or loss	5,573	6,508
Investment in subsidiaries	20,155	12,242
Loans	31,393	37,974
Other assets	3,352	1,480
Liabilities and equity [Abstract]
Deposits	64,413	81,504
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	654	640
Financial liabilities at fair value through profit or loss	5,078	5,423
Other short-term borrowings	158	195
Other liabilities	1,447	851
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	39,415	36,287
Financial assets at fair value through profit or loss	3,973	5,010
Investment in subsidiaries	28,117	36,170
Loans	47,156	52,687
Other assets	16,427	11,145
Liabilities and equity [Abstract]
Deposits	19,745	20,562
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	35,587	29,129
Financial liabilities at fair value through profit or loss	2,461	2,531
Other short-term borrowings	2,414	424
Other liabilities	10,020	8,067
Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	5,037	5,801
Central bank funds sold and securities purchased under resale agreements	8,454	10,497
Financial assets at fair value through profit or loss	492,156	550,182
Loans	150,153	151,912
Other assets	77,570	90,263
Liabilities and equity [Abstract]
Deposits	287,444	307,162
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	7,491	16,766
Financial liabilities at fair value through profit or loss	378,940	439,264
Other short-term borrowings	13,672	17,766
Other liabilities	€ 100,413	€ 107,830